Acquisitions and Disposals - Schedule of Subsidiaries and Consolidated VIEs (Details)	6 Months Ended
Jun. 30, 2025
NiSun International Enterprise Management Group (Hong Kong) Co., Limited (“NiSun HK”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Nisun (Shandong) Industrial Development Co., Ltd (“Nisun Shandong” or “WFOE”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 15, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
NingChen (Shanghai) Enterprise Management Co., Ltd.(“NingChen”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Shandong Taiding International Investment Co., Ltd. (“Taiding”)[Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	80.00%
Shanghai Naqing Enterprise Management Co., Ltd (“Naqing” or “WFOE”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Apr. 10, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
NiSun Ocean (Qingdao) Supply Chain Investment Co., Ltd.(“Nisun Ocean”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 30, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Zhumadian NiSun Supply Chain Management Co., Ltd.(“Nisun ZMD”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 29, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Nisun (Beijing) Supply Chain Management Co., Ltd.(“Nisun Beijing”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 07, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Qingdao Sailang International Trade Co., Ltd.(“Sailang”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 31, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Rizhao Sailang Mining Co., Ltd.(“RZ Sailang”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 31, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Gansu Zhonghexi Trading Co., Ltd.(“Gansu Zhonghexi”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 31, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	65.00%
Shanghai Keqiya International Trade Co., Ltd.(“Keqiya”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jun. 07, 2023
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fanningke Digital Technology (Shanghai) Co., Ltd.(“Fanningke”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 20, 2023
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fanshengke Supply Chain (Shanghai) Co., Ltd.(“Fanshengke”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 28, 2023
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech (Henan) Trading Co., Ltd.(“Henan Trading”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Apr. 03, 2023
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fanshengke Supply Chain (Fujian) Co., Ltd. (“Fanshengke Fujian”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Mar. 19, 2024
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Khorgos Fanning Network Technology Co., Ltd. (“Khorgos Fanning”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2024
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Shanghai Ningzhuan Trading Partnership Enterprise (“Ningzhuan”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 04, 2024
Place of incorporation	PRC
Percentage of direct or indirect economic interest	95.00%
Hebei Ruizu Trading Co., Ltd. (“Hebei Ruizu”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 11, 2024
Place of incorporation	PRC
Percentage of direct or indirect economic interest	99.00%
Fintech (Shanghai) Digital Technology Co., Ltd. (“Fintech Shanghai”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Beijing Hengtai Puhui Information Services Co., Ltd ("Hengpu") [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 31, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Shanghai Luyao Financial Consulting Co., Ltd. (“Luyao Shanghai”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jun. 04, 2015
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Khorgos Fintech Network Technology Co., Ltd. (“Khorgos”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jul. 12, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Jilin Province Lingang Supply Chain Management Co., Ltd (“Lingang”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 27, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech Supply Chain Management (Shenzhen) Co., Ltd.(“Fintech Shenzhen”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 21, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Liaogang NiSun (Yingkou) Supply Chain Management Co., Ltd.(“Liaogang Yingkou”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Sep. 03, 2018
Place of incorporation	PRC
Percentage of direct or indirect economic interest	51.00%
Hangzhou Fengtai Supply Chain Management Co., Ltd. (“Fengtai”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 31, 2019
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Nanjing Nisun Gold Co., Ltd. (“Nisun Gold”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 10, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech (Shandong) Supply Chain Management Co., Ltd. (“Fintech Shandong”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Nov. 04, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fanlunke Supply Chain Management (Shanghai) Co., Ltd. (“Fanlunke Shanghai”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 29, 2020
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fintech Supply Chain Management (Ningbo) Co., Ltd. (“Fintech Ningbo”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jan. 25, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Henan Fintech Digital Technology Co., Ltd. (“Henan Fintech”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jun. 27, 2024
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fanlun Ke Trading (Nanjing) Co., Ltd. (“Fanlunke Nanjing”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 12, 2024
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fanlunke Trading (Chengdu) Co., Ltd. (“Fanlunke Chengdu”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jan. 17, 2025
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Fanlunke New Retail (Chengdu) Co., Ltd. (“Fanlunke Retail”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Mar. 11, 2025
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%